10-Q Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements were prepared based on the accrual method of accounting in accordance with U.S. generally accepted accounting principles (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Estimates used in preparing the accompanying financial statements include, but are not limited to, estimates related to the research and development accruals, preferred stock warrants liability, share-based compensation, and the valuation of deferred tax assets and liabilities. Although actual results could differ from those estimates, management does not believe that such differences would be material.
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments, which potentially subject the Company to a concentration of credit risk, consist primarily of cash and cash equivalents and marketable securities. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company deposits its cash primarily in a traditional checking and savings accounts with a financial institution and does not have restricted cash.
Marketable Securities
The Company classifies marketable securities as available-for-sale, as the sale of such investments may be required prior to maturity to implement management strategies, and therefore has classified all marketable securities with maturity dates beyond three months at the date of purchase as current assets in the accompanying balance sheets. As of December 31, 2023, the Company had no intent to sell any marketable securities prior to maturity. Marketable securities classified as available-for-sale are carried at fair value with the unrealized gains and losses included in other comprehensive income as a component of stockholders’ deficit until realized. Any premium or discount arising at purchase is amortized and/or accreted to interest income as an adjustment to yield using the straight-line method over the life of the instrument. Realized gains and losses are calculated using the specific identification method and recorded as interest income or expense.
Allowance for Credit Losses
For available-for-sale securities in an unrealized loss position, the Company first assesses whether it intends to sell, or if it is more likely than not that it will be required to sell, the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through earnings. For available-for-sale securities that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, the Company considers the severity of the impairment, any changes in interest rates, market conditions, changes to the underlying credit ratings and forecasted recovery, among other factors. The credit-related portion of unrealized losses, and any subsequent improvements, are recorded in interest income through an allowance account. Any impairment that has not been recorded through an allowance for credit losses is included in other comprehensive income on the statements of operations and comprehensive loss.
The Company excludes the applicable accrued interest from both the fair value and amortized costs basis of its available-for-sale securities for purposes of identifying and measuring an impairment. Accrued interest receivable on available-for-sale securities is recorded within prepaid expenses and other current assets on the balance sheets. The Company’s accounting policy is to not measure an allowance for credit loss for accrued interest receivable and to write-off any uncollectible accrued interest receivable as a reversal of interest income in a timely manner, which the Company considers to be in the period in which it determines the accrued interest will not be collected.
Fair Value Measurements
The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs such as quoted prices in active markets.
Level 2—Inputs, other than the quoted prices in active markets that are observable either directly or indirectly.
Level 3—Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3 (see Note 3). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value of the instrument.
Property and Equipment, Net
Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Upon retirement or disposal, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is recognized within operating expenses based on the difference between the proceeds received and the net book value of the disposed asset. Routine expenditures for maintenance and repairs are expensed as incurred.
Estimated useful lives for property and equipment are as follows:

Estimated Useful Life
Computer equipment	5 years
Furniture and fixtures	5 years
Lab equipment	5 years
Impairment of Long-Lived Assets
The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset group may not be recoverable. Recoverability of the long-lived asset group is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset group. If these cash flows are less than the carrying value of such asset group, the Company then determines the fair value of the underlying asset group. Any impairment loss to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the estimated fair value of the asset group. There were no impairment losses recognized during the years ended December 31, 2022 or 2023.
Leases
The Company determines if an arrangement is or contains a lease at inception by assessing whether it conveys the right to control the use of an identified asset in exchange for consideration. If a lease is identified, classification is determined at lease commencement. To date, all of the Company’s leases have been determined to be operating leases. Operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Company’s leases do not provide an implicit interest rate and therefore the Company estimates its incremental borrowing rate to discount lease payments. The incremental borrowing rate reflects the estimated interest rate that the Company would have to pay to borrow on a collateralized basis, an amount equal to the lease payments in a similar economic environment over a similar term. Operating lease right-of-use (ROU) assets are determined based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs, and lease incentives. The operating lease ROU asset also includes impairment charges if the Company determines the ROU asset is impaired. The Company considers a lease term to be the noncancelable period that it has the right to use the underlying asset, including any periods where it is reasonably assured the Company will exercise the option to extend the contract. Operating lease expenses are recognized, and the ROU assets are amortized on a straight-line basis over the lease term. The Company has elected not to separate lease and non-lease components for its leased assets and accounts for all lease and non-lease components of its agreements as a single lease component. The Company has elected not to recognize leases with terms of one year or less on the balance sheets.
Deferred Offering Costs
The Company capitalizes costs that are directly associated with equity financings until such financings are consummated, at which time such costs are recorded against the gross proceeds of the offering. Should an in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statements of operations and comprehensive loss. The Company had deferred offering costs capitalized as of December 31, 2023 of $2.7 million related to the Merger. The Company had no such capitalized costs as of December 31, 2022. In December 2023, the Company abandoned its plan for an initial public offering and expensed related costs of $2.1 million to selling, general and administrative expense.
Research and Development Expenses and Related Prepaid Assets and Accrued Liabilities
Research and development costs are expensed as incurred. Research and development expenses primarily consist of internal research and development expense, including personnel-related expenses (such as salaries, benefits and noncash stock-based compensation) and external research and development expenses incurred under arrangements with vendors conducting research and development services on its behalf, such as contract research organizations (CROs) and contract manufacturing organizations (CMOs).
Payments made prior to the receipt of goods or services to be used in research and development are capitalized, evaluated for current or long-term classification, and included in prepaid expenses and other current assets or other assets in the balance sheets based on when the goods are received or the services are expected to be received or consumed, and recognized in research and development expenses when they are realized.
The Company is required to estimate expenses resulting from its obligations under contracts with vendors, service providers and clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations which vary from contract to contract and may result in cash flows that do not match the periods over which materials or services are provided. The Company estimates and records accrued expenses for the related research and development activities based on the level of services performed but not yet invoiced pursuant to agreements established with its service providers, according to the progress of clinical trials or related activities, and discussions with applicable personnel and service providers as to the progress or state of consummation of goods and services.
During the course of a clinical trial, the rate of expense recognition is adjusted if actual results differ from the Company’s estimates. The Company estimates accrued expenses as of each balance sheet date in its financial statements based on the facts and circumstances known at that time. The clinical trial accrual is dependent in part upon the timely and accurate reporting of CROs, CMOs and other third-party vendors. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its estimates may vary from the actual results. To date, the Company has not experienced material differences between its accrued expenses and actual expenses.
Preferred Stock Warrants Liability
The Company has issued freestanding warrants to purchase shares of its Series A convertible preferred stock (Series A Convertible Preferred). Upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, holders of Series A Convertible Preferred can cause redemption. The warrants are revalued at each subsequent balance sheet date utilizing an option pricing method that back solves the fair value of the warrants based on recent financing transactions and also considers the enterprise value of the Company when considering potential exit events. Changes in fair value are recognized as increases or reductions to other income (expense), net in the accompanying statements of operations and comprehensive loss. The fair value of these warrants is classified as a non-current liability in the accompanying balance sheet since the underlying Series A Convertible Preferred stock is potentially redeemable.
Convertible Preferred and Common Stock
The Company’s convertible preferred stock and Class B convertible common stock are classified outside of stockholders’ deficit because the shares contain deemed liquidation rights that are a contingent redemption feature not solely within the control of the Company.
The carrying values of the convertible preferred stock and Class B convertible common stock are adjusted to their liquidation preferences if and when it becomes probable that such a liquidation event will occur. The Company did not accrete the value of the convertible preferred stock to its redemption value since a liquidation event was not considered probable as of December 31, 2022 and 2023. Subsequent adjustments to the carrying values of the convertible preferred stock will be made only when it becomes probable that such liquidation events will occur, causing the shares to become redeemable.
Share-Based Compensation
The Company maintains an equity incentive plan as a long-term incentive for employees, directors, and non-employee service providers. All share-based payments to employees and directors, including grants of incentive stock options, nonqualified stock options, restricted stock awards, unrestricted stock awards, or restricted stock units, are recognized as expense based on their grant date fair values. The Company recognizes expense on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award. Stock-based compensation is classified in the statements of operations and comprehensive loss based on the function to which the related services are provided. The Company has elected to account for forfeitures as they occur.
Stock Options
The Company estimated the fair value of options granted using the Black-Scholes-Merton (Black-Scholes) option pricing model for stock option grants to both employees and non-employees.
The Black-Scholes option pricing model requires inputs based on certain subjective assumptions. A discussion of management’s methodology for developing the assumptions used in the valuation model follows:
Fair Value of Common Stock—Given the lack of an active public market for the Company’s common stock, the fair value of the Company’s common stock was determined by the board of directors with input from management and consideration of third-party valuation reports. In the absence of a public trading market, and as a clinical-stage company with no significant revenues, the Company believes that it was appropriate to consider a range of factors to determine the fair market value of the common stock at each grant date. In determining the fair value of its common stock, the Company used methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants’ (AICPA) Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation. In addition, the Company considered various objective and subjective factors, along with input from the independent third-party valuation firm. The factors included (1) the achievement of clinical and operational milestones by the Company; (2) the significant risks associated with the Company’s stage of development; (3) capital market conditions for life science companies, particularly similarly situated, privately held, early-stage life science companies; (4) the Company’s available cash, financial condition, and results of operations; (5) the most recent sales of the Company’s convertible preferred stock; and (6) the preferential rights of the outstanding convertible preferred stock and Class B convertible common stock.
Expected Dividend Yield—The expected dividend yield is based on the Company’s historical and expected dividend payouts. The Company has historically paid no dividends and does not anticipate dividends to be paid in the future.
Expected Equity Volatility—Due to the lack of a public market for the Company’s common stock and the lack of company-specific historical and implied volatility data, the Company has based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics to the Company (e.g., public entities of similar size, complexity, stage of development, and industry focus). The historical volatility is calculated based on a period of time commensurate with expected term assumption.
Risk-Free Interest Rate—The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options.
Expected Term—The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax expense or benefit is the result of changes in the deferred tax assets and liabilities. Valuation allowances are established when necessary to reduce deferred tax assets where, based upon the available evidence, the Company concludes that it is more-likely-than-not that some or all of the deferred tax assets will not be realized. In evaluating its ability to recover deferred tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Because of the uncertainty of the realization of deferred tax assets, the Company has recorded a valuation allowance against its net deferred tax assets.
Liabilities are provided for tax benefits for which realization is uncertain. Such benefits are only recognized when the underlying tax position is considered more-likely-than-not to be sustained on examination by a taxing authority, assuming they possess full knowledge of the position and facts. Interest and penalties related to uncertain tax positions are recognized in the provision of income taxes. As of December 31, 2022 and 2023, the Company had no interest or penalties related to uncertain income tax benefits.
The Company’s policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense. The Company has no accruals for interest or penalties in the balance sheets as of December 31, 2022 and 2023 and has not recognized interest or penalties in the statements of operations for the years ended December 31, 2022 or 2023.
Revenue Recognition
The Company evaluates its revenue agreements in accordance with FASB ASC 606, Revenue from Contracts with Customers (ASC 606). ASC 606 requires a five-stage approach, including (i) identification of the contract; (ii) identification of performance obligations; (iii) determination of the transaction price; (iv) allocation of the transaction price; and (v) recognition of revenue.
Net Loss Per Share
Basic net loss per share is calculated by dividing net loss attributed to Class A common stockholders by the weighted-average number of shares of Class A common stock outstanding during the period, without consideration for common stock equivalents. The convertible preferred stock and Class B convertible common stock are not participating securities, because they do not participate in losses. Stock options, preferred stock warrants, Class A warrants, Class B convertible common stock, and convertible preferred stock are considered potentially dilutive to Class A common stock. The Company computes diluted net loss per share attributable to Class A common stockholders after giving consideration to all potentially dilutive Class A common stock outstanding during the period, determined using the treasury-stock and if-converted methods, except where the effect of including such securities would be antidilutive. The Company makes adjustments to diluted net loss attributed to Class A common stockholders to reflect the reversal of gains on the change in the value of preferred stock warrants liability, assuming conversion of warrants to acquire convertible preferred stock at the beginning of the period or at time of issuance, if later, to the extent that those preferred stock warrants are dilutive. Diluted net loss per share is the same as basic net loss per share, since the effects of potentially dilutive securities are antidilutive given the net loss for each period presented.
Other Comprehensive Income
Other comprehensive income represents the change in the Company’s stockholders’ deficit from all sources other than investments by or distributions to stockholders. The Company’s other comprehensive income is the result of unrealized gains and losses on marketable securities.
Segment Reporting
Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker (CODM), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer acts as the CODM. The CODM views the Company’s operations and manages its business as one operating segment operating exclusively in the United States.
Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The update requires a public business entity to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. In addition, all entities are required to disclose income taxes paid, net of refunds received disaggregated by federal, state/local, and foreign and by jurisdiction if the amount is at least 5% of total income tax payments, net of refunds received. Adoption of the ASU allows for either the prospective or retrospective application of the amendment and is effective for the Company for annual periods beginning after December 15, 2025, with early adoption permitted. The Company has not yet completed its assessment of the impact of ASU 2023-09 on the Company’s financial statements.
Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The accompanying condensed consolidated financial statements were prepared based on the accrual method of accounting in accordance with U.S. generally accepted accounting principles ("GAAP"). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification ("ASC") and Accounting Standards Update ("ASU") of the Financial Accounting Standards Board ("FASB"). The accompanying condensed consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position and its results of operations and its cash flows for the periods presented. These statements do not include all disclosures required by GAAP and should be read in conjunction with the Company’s financial statements and accompanying notes for the year ended December 31, 2023, which are contained in the Company’s Form 8-K, dated March 21, 2024, filed with the SEC on March 22, 2024. The results for interim periods are not necessarily indicative of the results expected for the full fiscal year or any other interim period. All intercompany accounts and transactions have been eliminated in consolidation.
Since LENZ OpCo was determined to be the accounting acquirer in connection with the Merger, for periods prior to the Merger, the condensed consolidated financial statements were prepared on a stand-alone basis for LENZ OpCo and did not include the combined entities activity or financial position. Subsequent to the Merger, the condensed consolidated financial statements as of and for the six months ended June 30, 2024 include Graphite’s activity from March 21, 2024 through June 30, 2024, and assets and liabilities at their acquisition date fair value. Historical share and per share figures of LENZ OpCo have been retroactively recast based on the Merger exchange ratio of 0.2022.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of expenses during the reporting period. Estimates used in preparing the accompanying financial statements include, but are not limited to, estimates related to the research and development accruals, preferred stock warrants liability, and share-based compensation. Although actual results could differ from those estimates, management does not believe that such differences would be material.
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments, which potentially subject the Company to a concentration of credit risk, consist primarily of cash and cash equivalents and marketable securities. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company deposits its cash primarily in traditional checking and savings accounts and money market funds with a financial institution. Restricted cash of $0.1 million as of June 30, 2024 relates to a security deposit in the form of a letter of credit issued in connection with one of the Company's leases.
Marketable Securities
The Company classifies marketable securities as available-for-sale, as the sale of such investments may be required prior to maturity to implement management strategies, and therefore has classified all marketable securities with maturity dates beyond three months at the date of purchase as current assets in the accompanying balance sheets. As of June 30, 2024, the Company had no intent to sell any marketable securities prior to maturity. Marketable securities classified as available-for-sale are carried at fair value with the unrealized gains and losses included in other comprehensive income (loss) as a component of stockholders’ deficit until realized. Any premium or discount arising at purchase is amortized and/or accreted to interest income as an adjustment to yield over the life of the instrument. Realized gains and losses are calculated using the specific identification method and recorded as interest income or expense. The Company invests in available-for-sale securities consisting of commercial paper, U.S. Treasury securities and U.S. agency securities. Available-for-sale securities are classified as marketable securities on the Company's condensed consolidated balance sheets.
Long-term Investment
Long-term investments without a readily determinable fair value are accounted for using the cost method. The cost method is applied when there is no active market for the investment, thus the fair value cannot be reliably determined. The cost of long-term investments include the purchase price, and are adjusted to fair value based on any observable changes in market value or any impairment losses. The Company has one long-term equity investment which is classified as a non-current asset in the condensed consolidated balance sheet, as the Company had no intent to sell or dispose of the long-term investment within one year of the balance sheet date.
Equity investments without a readily determinable fair value are remeasured from time to time based on observable price changes in orderly transactions for an identical or similar investment. Changes in fair value due to observable price changes are recorded as other income (expense) in the condensed consolidated statement of operations and comprehensive loss in the period in which they occur. See Note 4 for further discussion on the remeasurement of the Company's long-term investment during the three months ended June 30, 2024.
Impairment of long-term investments is assessed periodically or whenever there are indicators of potential impairment. An impairment loss is recognized if the carrying amount of the investment exceeds its recoverable amount. The recoverable amount is determined based on the higher of the investment's fair value less costs to sell or its value in use. Any impairment losses are recognized in the condensed consolidated statement of operations and comprehensive loss as an expense in the period in which they occur.
Allowance for Credit Losses
For available-for-sale securities in an unrealized loss position, the Company first assesses whether it intends to sell, or if it is more likely than not that it will be required to sell, the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through earnings. For available-for-sale securities that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, the Company considers the severity of the impairment, any changes in interest rates, market conditions, changes to the underlying credit ratings and forecasted recovery, among other factors. The credit-related portion of unrealized losses, and any subsequent improvements, are recorded in interest income through an allowance account. Any impairment that has not been recorded through an allowance for credit losses is included in other comprehensive income (loss) on the condensed consolidated balance sheets.
The Company excludes the applicable accrued interest from both the fair value and amortized cost basis of available-for-sale securities for purposes of identifying and measuring an impairment. Accrued interest receivable on available-for-sale securities is recorded within prepaid expenses and other current assets on the condensed consolidated balance sheets. The Company’s accounting policy is to not measure an allowance for credit loss for accrued interest receivable and to write-off any uncollectible accrued interest receivable as a reversal of interest income in a timely manner, which is considered to be in the period in which it’s determined the accrued interest will not be collected.
Leases
The Company determines if an arrangement is or contains a lease at inception by assessing whether it conveys the right to control the use of an identified asset in exchange for consideration. If a lease is identified, classification is determined at lease commencement. To date, all of the Company’s leases have been determined to be operating leases. Operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Company’s leases do not provide an implicit interest rate and therefore the Company estimates its incremental borrowing rate to discount lease payments. The incremental borrowing rate reflects the estimated interest rate that the Company would have to pay to borrow on a collateralized basis, an amount equal to the lease payments in a similar economic environment over a similar term. Operating lease right-of-use ("ROU") assets are determined based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs, and lease incentives. The operating lease ROU asset also includes impairment charges if the Company determines the ROU asset is impaired. The Company considers a lease term to be the noncancelable period that it has the right to use the underlying asset, including any periods where it is reasonably assured the Company will exercise the option to extend the contract. Operating lease expenses are recognized, and the ROU assets are amortized on a straight-line basis over the lease term. Sublease income, if any, is recognized on a straight-line basis over the sublease term as a reduction to the Company's operating lease cost within general and administrative expenses in our condensed consolidated statements of operations. The Company has elected not to separate lease and non-lease components for its leased assets and accounts for all lease and non-lease components of its agreements as a single lease component. The Company has elected not to recognize leases with terms of one year or less on the condensed consolidated balance sheets.
Deferred Offering Costs
The Company capitalizes costs that are directly associated with equity financings until such financings are consummated, at which time such costs are recorded against the gross proceeds of the offering. Should an in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the condensed consolidated statements of operations and comprehensive loss. The Company had capitalized deferred offering costs of $2.7 million as of December 31, 2023 related to the Merger. The Company had no capitalized deferred offering costs as of June 30, 2024.
Research and Development Expenses and Related Prepaid Assets and Accrued Liabilities
Research and development costs are expensed as incurred. Research and development expenses primarily consist of internal research and development expense, including personnel-related expenses (such as salaries, benefits and noncash stock-based compensation) and external research and development expenses incurred under arrangements with vendors conducting research and development services on its behalf, such as contract research organizations ("CROs") and contract manufacturing organizations ("CMOs").
Payments made prior to the receipt of goods or services to be used in research and development are capitalized, evaluated for current or long-term classification, and included in prepaid expenses and other current assets or other assets in the balance sheets based on when the goods are received or the services are expected to be received or consumed, and recognized in research and development expenses when they are realized.
The Company is required to estimate expenses resulting from its obligations under contracts with vendors, service providers and clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations which vary from contract to contract and may result in cash flows that do not match the periods over which materials or services are provided. The Company estimates and records accrued expenses for the related research and development activities based on the level of services performed but not yet invoiced pursuant to agreements established with its service providers, according to the progress of clinical trials or related activities, and discussions with applicable personnel and service providers as to the progress or state of consummation of goods and services.
During the course of a clinical trial, the rate of expense recognition is adjusted if actual results differ from the Company’s estimates. Management estimates accrued expenses as of each balance sheet date in its financial statements based on the facts and circumstances known at that time. The clinical trial accrual is dependent in part upon the timely and accurate reporting of CROs, CMOs and other third-party vendors. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its estimates may vary from the actual results. To date, the Company has not experienced material differences between its accrued expenses and actual expenses.
Preferred Stock Warrants Liability
The Company had issued freestanding warrants to purchase shares of its Series A convertible preferred stock (Series A Convertible Preferred). Prior to the Merger, the Company revalued the warrants at each balance sheet date utilizing an option pricing method that back solved the fair value of the warrants based on recent financing transactions and also considered the enterprise value of the Company when considering potential exit events. The warrants’ estimated fair value as of the Merger date utilized the Black-Scholes model and the following input assumptions: risk free interest rate (4.3% - 4.4%), expected term (3.6 - 4.1 years), dividend yield (0%), volatility (103.0% - 104.0%) and exercise price ($10.64 per common share). Changes in fair value were recognized as increases or reductions to other income (expense), net in the condensed consolidated statements of operations and comprehensive loss. The fair value of these warrants was classified as a non-current liability in the condensed consolidated balance sheet since the underlying Series A Convertible Preferred stock was potentially redeemable.
Pursuant to the Merger Agreement, the Series A Convertible preferred stock warrants became warrants to purchase shares of the Company's common stock. As a result of the Merger, the warrants no longer meet the requirements for liability accounting and, as such, the Company adjusted the value of the warrants to the estimated fair value as of the Merger date and reclassified them to stockholders' equity.
Share-Based Compensation
The Company maintains equity incentive plans as a long-term incentive for employees, directors, and non-employee service providers. All share-based payments to employees and directors, including grants of incentive stock options, nonqualified stock options, restricted stock awards, unrestricted stock awards, or restricted stock units, are recognized as expense based on their grant date fair values. The Company recognizes expense on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award. Stock-based compensation is classified in the condensed consolidated statements of operations and comprehensive loss based on the function to which the related services are provided. The Company has elected to account for forfeitures as they occur.
Stock Options
The Company estimated the fair value of options granted using the Black-Scholes option pricing model for stock option grants to both employees and non-employees.
The Black-Scholes option pricing model requires inputs based on certain subjective assumptions. A discussion of management’s methodology for developing the assumptions used in the valuation model follows:
Fair Value of Common Stock—Prior to the Merger, there was no public market for LENZ OpCo’s common stock. The fair value of LENZ OpCo’s common stock was determined by the board of directors with input from management and consideration of third-party valuation reports. In the absence of a public trading market, and as a clinical-stage company with no significant revenues, LENZ OpCo believed that it was appropriate to consider a range of factors to determine the fair market value of the common stock at each grant date. In determining the fair value of its common stock, LENZ OpCo used methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants’ ("AICPA") Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation. In addition, LENZ OpCo considered various objective and subjective factors, along with input from the independent third-party valuation firm. The factors included (1) the achievement of clinical and operational milestones by LENZ OpCo; (2) the significant risks associated with LENZ OpCo's stage of development; (3) capital market conditions for life science companies, particularly similarly situated, privately held, early-stage life science companies; (4) LENZ OpCo's available cash, financial condition, and results of operations; (5) the most recent sales of LENZ OpCo's convertible preferred stock; and (6) the preferential rights of LENZ OpCo's outstanding convertible preferred stock and Class B convertible common stock.
Subsequent to the Merger, the Company uses the closing stock price on the grant date to determine the grant date fair value, adjusted for special dividends, if any.
Expected Dividend Yield—The expected dividend yield is based on the Company’s historical and expected dividend payouts. The Company has historically paid no dividends, other than the special dividend paid by Graphite immediately prior to the close of the Merger, and does not anticipate dividends to be paid in the future.
Expected Equity Volatility—Due to the lack of a public market for LENZ OpCo’s common stock and the lack of company-specific historical and implied volatility data, LENZ OpCo based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics (e.g., public entities of similar size, complexity, stage of development, and industry focus). The historical volatility is calculated based on a period of time commensurate with the expected term assumption.
Subsequent to the Merger, the Company uses an average volatility for comparable publicly-traded biopharmaceutical companies over a period equal to the expected term of the stock award grant as the Company does not yet have sufficient historical trading history for its own stock.
Risk-Free Interest Rate—The risk-free interest rate is based on a United States Treasury instrument whose term is consistent with the expected term of the stock options.
Expected Term—The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax expense or benefit is the result of changes in the deferred tax assets and liabilities. Valuation allowances are established when necessary to reduce deferred tax assets where, based upon the available evidence, the Company concludes that it is more-likely-than-not that some or all of the deferred tax assets will not be realized. In evaluating its ability to recover deferred tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Because of the uncertainty of the realization of deferred tax assets, the Company has recorded a valuation allowance against its net deferred tax assets.
Liabilities are provided for tax benefits for which realization is uncertain. Such benefits are only recognized when the underlying tax position is considered more-likely-than-not to be sustained on examination by a taxing authority, assuming they possess full knowledge of the position and facts. Interest and penalties related to uncertain tax positions are recognized in the provision of income taxes. As of June 30, 2024 and December 31, 2023, the Company had incurred no interest or penalties related to uncertain income tax benefits.
The Company’s policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense. The Company has no accruals for interest or penalties in the balance sheets as of June 30, 2024 and December 31, 2023 and has not recognized interest or penalties in the condensed consolidated statements of operations for the three and six months ended June 30, 2024 or 2023.
Net Loss Per Share
Basic net loss per share is calculated by dividing net loss attributed to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration for common stock equivalents. Prior to the Merger, the convertible preferred stock and Class B convertible common stock were not participating securities, because they did not participate in losses. Stock options, preferred stock warrants, Class A warrants, Class B convertible common stock, and convertible preferred stock were considered potentially dilutive common stock. The Company computes diluted net loss per share attributable to common stockholders after giving consideration to all potentially dilutive common stock outstanding during the period, determined using the treasury-stock and if-converted methods, except where the effect of including such securities would be antidilutive. Prior to the Merger, the Company made adjustments to diluted net loss attributed to common stockholders to reflect the reversal of gains on the change in the value of preferred stock warrants liability, assuming conversion of warrants to acquire convertible preferred stock at the beginning of the period or at time of issuance, if later, to the extent that those preferred stock warrants are dilutive. Diluted net loss per share is the same as basic net loss per share, since the effects of potentially dilutive securities are antidilutive given the net loss for each period presented.
For the six months ended June 30, 2024, net loss per share included the weighted-average shares outstanding as a result of the Merger and shares issued in conjunction with the March 2024 PIPE Financing (as defined in Note 3).
Other Comprehensive Income (Loss)
Other comprehensive income (loss) represents the change in the Company’s stockholders’ equity (deficit) from all sources other than investments by or distributions to stockholders. The Company’s other comprehensive income (loss) is the result of unrealized gains and losses on marketable securities.
Segment Reporting
Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker ("CODM"), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer acts as the CODM. The CODM views the Company’s operations and manages its business as one operating segment operating exclusively in the United States. The Company’s singular focus is on developing innovative ophthalmic pharmaceutical products, and has generated limited revenue since inception.
Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The update requires a public business entity to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. In addition, all entities are required to disclose income taxes paid, net of refunds received disaggregated by federal, state/local, and foreign jurisdictions if the amount is at least 5% of total income tax payments, net of refunds received. Adoption of the ASU allows for either the prospective or retrospective application of the amendment and is effective for the Company for annual periods beginning after December 15, 2025, with early adoption permitted. The Company has not yet completed its assessment of the impact of ASU 2023-09 on the Company’s financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, to improve existing disclosure requirements for segment reporting, primarily through enhanced disclosures about significant segment expenses and new disclosures requirements applicable to entities with a single reportable segment. This guidance is effective for annual periods beginning after December 15, 2023 and interim periods beginning after December 15, 2024, on a retrospective basis. The Company expects to adopt this guidance for the annual period ending December 31, 2024 and has not yet determined the impact the adoption of this guidance will have on the Company's financial statements.